Regulatory Matters and Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Regulatory capital ratios

The following table presents the regulatory capital ratios for the Company and the Banks:

	CET1	Tier 1	Total	CET1	Tier 1	Total	Tier 1
(Millions, except percentages)	capital(b)	capital	capital	capital ratio(b)	capital ratio	capital ratio	leverage ratio
December 31, 2014:(a)
American Express Company	$17,525	$18,176	$20,801	13.1%	13.6%	15.6%	11.8%
American Express Centurion Bank	6,174	6,174	6,584	18.8	18.8	20.1	18.7
American Express Bank, FSB	6,722	6,722	7,604	14.2	14.2	16.0	15.1	(c)
December 31, 2013:
American Express Company	(b)	$16,174	$18,585	(b)	12.5%	14.4%	10.9%
American Express Centurion Bank	(b)	6,366	6,765	(b)	19.9	21.2	19.0
American Express Bank, FSB	(b)	6,744	7,662	(b)	15.6	17.7	17.5	(c)

Well-capitalized ratios(e)				(f)	6.0%	10.0%	5.0	% (d)
Minimum capital ratios(e)				4.0%	5.5%	8.0%	4.0%

  Beginning in 2014, as a Basel III Advanced Approaches institution, capital ratios are reported using Basel III capital definitions, inclusive of transition provisions and Basel I risk-weighted assets.
  As part of the new Basel III capital rule, effective for 2014, Basel III Advanced Approaches institutions are required to disclose Common Equity Tier 1 capital and associated ratio.
  FSB Tier 1 leverage ratio is calculated using ending total assets in 2013 and average total assets in 2014 as prescribed by OCC regulations applicable to federal savings banks.
  Represents requirements for banking subsidiaries to be considered “well-capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well-capitalized” definition for the Tier 1 leverage ratio for a bank holding company.
  As defined by the regulations issued by the Federal Reserve, OCC and FDIC for the year ended December 31, 2014.
  Beginning January 1, 2015, Basel III CET1 well-capitalized ratios become relevant capital measures under the prompt and corrective action requirements defined by the regulations for Advanced Approaches institutions.